Other Payables and Accruals	12 Months Ended
Dec. 31, 2022
Other Payables and Accruals
Other Payables and Accruals

14. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of December 31,
	2021	2022
Unearned revenue	69,768	71,228
Accrued off-hire	2,461	4,490
Accrued purchases	10,169	10,662
Accrued interest	26,186	43,712
Other accruals	44,917	36,840
Total	153,501	166,932

The unearned revenue represents charter hires received in advance in December 2022 relating to the hire period of January 2023 for 29 vessels (December 2021: 32 vessels).